Advance to Suppliers, Net - Schedule of Balance of Advance to Suppliers, Net (Details) - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	¥ 21,746,839	¥ 12,958,346
Less: allowance of credit losses	(4,871,715)	(4,871,715)
Total advance to suppliers, net	16,875,124	8,086,631
2024 Harbin Longevity Forest Marathon [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	164,717	4,230,000
2021 Baoding Marathon [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	3,870,439	3,870,439
2024 Golden Show Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	151,472	2,676,000
2022 Kunming Plateau Half Horse [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	560,506	560,506
2023 Wanfenglin Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	532,011	532,011
2022 Guizhou Ring Leigong Mountain Marathon [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	440,770	440,770
2023 Pony Fun Exercise Class [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	128,277	128,277
2023 Beautiful Creation Camp [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	83,469	42,242
2024 IP Digitalization [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	6,884,568
Maidong Brand Advertising Campaign [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	1,380,000
Bushuila Brand Advertising Campaign [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	900,000
DSP Advertising Campaign - Zhidian [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	600,000
DSP Advertising Campaign - Pagoda [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	550,000
Guizhou Zhenjiu [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	480,000
DSP Advertising Campaign - XPENG [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	341,300
2024 Baiyun Mountain Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	196,981
2024 Nanchang Marathon [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	164,151
Advertising Campaign - Super Deer Fitness [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	124,528
2023 Total Mobilization Sports Initiative [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	2,489,481
Others [Member]
Schedule of Balance of Advance to Suppliers, Ne [Line Items]
Total advance to suppliers, gross	¥ 1,704,168	¥ 478,101